SPDR® Series Trust

One Iron Street

Boston, MA 02210

January 13, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Series Trust (“Registrant”)

File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information (“SAI”) for the SPDR S&P SmallCap 600 ESG ETF, a series of the above-referenced Registrant, do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 280 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 10, 2022 with a designated effective date of January 10, 2022 (Accession No. 0001193125-22-005328).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-4182.

Sincerely,

/s/ David Urman
David Urman
Secretary

Cc:    W. John McGuire, Esq.